Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets

Note 10 — Intangible Assets

At both September 30, 2023 and December 31, 2022, the Company had recorded a gross intangible asset balance of $2,091,556, which is related to patent and intangible property rights acquired. Amortization expense of intangible assets was $34,860 each for the three months ended September 30, 2023 and 2022. Amortization expense of intangible assets was $104,578 each for the nine months ended September 30, 2023 and 2022. Accumulated amortization totaled $854,494 and $749,916 at September 30, 2023 and December 31, 2022, respectively.

The net amount of intangible assets of $1,237,061 at September 30, 2023, will be amortized over the weighted average remaining life of 9.1 years.

Total estimated future amortization expense is as follows:

2023 (remaining three months)	$34,857
2024	139,437
2025	139,437
2026	137,770
2027	132,770
Thereafter	652,790
$1,237,061

Note 10 — Intangible Assets

At both December 31, 2022 and 2021, the Company had recorded a gross intangible asset balance of $2,091,556, which is related to patent and intangible property rights acquired. Amortization expense of intangible assets were $139,437 for each of the years ended December 31, 2022 and 2021. Accumulated amortization totaled $749,916 and $610,480 at December 31, 2022 and 2021, respectively.

The net amount of intangible assets of $1,341,640 at December 31, 2022, will be amortized over the weighted average remaining life of 9.8 years.

Total estimated future amortization expense is as follows:

2023	$139,437
2024	139,437
2025	139,437
2026	137,770
2027	132,770
Thereafter	652,789
$1,341,640